Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Line Items]
Schedule of current and deferred portion of income tax (benefit)/expense of the Company's China subsidiaries, VIEs, and subsidiaries of the VIEs
The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the year ended December 31,
	2019	2020	2021

Current income tax expense	19,231	2,281	5,027
Deferred income tax (benefit)/expense	(17,263)	46,915	1,845

Income tax expense	1,968	49,196	6,872

Schedule of reconciliation between the statutory EIT rate and the effective tax rates
The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the year ended
	December 31,
	2019	2020	2021

Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	(0.04)%	(0.01)%	(0.39)%
Tax effect of unrecognized los s	(0.09)%	—%	—%
Tax effect of tax-exempt entities *	(5.84)%	(4.69)%	(1.89)%
Tax effect of expired tax attribute carryforwards	(0.01)%	(0.86)%	(4.57)%
Tax effect of preferred tax rate	5.40%	(1.55)%	(7.85)%
Tax effect of R&D expense additional deduction	0.67%	0.98%	1.59%
Tax effect of non-deductible interest expenses	—%	(1.92)%	—%
Tax effect of goodwill impairment	—%	(3.37)%	—%
Tax effect of non-deductible expenses	(0.29)%	1.82%	(0.29)%
Tax effect of deferred tax effect of tax rate change	0.40%	0.13%	6.88%
Changes in valuation allowance	(25.42)%	(35.45)%	(25.22)%

Effective tax rate	(0.22)%	(19.92)%	(6.74)%

*	Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.

Schedule of components of the deferred tax assets and deferred tax liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:
Jurisdictions other than Australia

	As of December 31,
	2020	2021

	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts and credit losses	241,248	234,075
Impairment of long-term investment	1,445	706
Deductible advertising fees	225	225
Net operating loss carry forwards	44,371	62,347
Guarantee liabilities	58,555	57,383
Deferred revenue from Upfront assessment fee under 606	227	—
Accrued expense	3,379	12,129

Subtotal	349,450	366,865
Less: valuation allowance	(347,240)	(365,888)

Total deferred tax assets, net	2,210	977

Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,911)	(2,470)

Total deferred tax liabilities	(2,911)	(2,470)

Net deferred tax liabilities	(701)	(1,493)

Schedule of changes in valuation allowance
Changes in valuation allowance are as follows:

	As of December 31,
	2019	2020	2021

	RMB	RMB	RMB
Balance at beginning of the year	30,098	260,002	347,240
Additions	245,886	102,398	35,095
Reversals	(15,982)	(15,160)	(9,388)
Decrease in disposal of a subsidiary	—	—	(5,876)

Balance at end of the year	260,002	347,240	367,071

In September, 2021, the Group disposed FT Group, and valuation allowance decrease in the net amount of RMB5,876.

Summary of Net Operating Loss Carryforwards

	Net operating loss carryforwards due by schedule
	2022	2023	2024	2025	2026	Total

Net operating loss carryforwards	33,489	53,305	49,208	60,311	90,863	287,176

Australia
Income Tax Disclosure [Line Items]
Schedule of components of the deferred tax assets and deferred tax liabilities
Australia

	As of December 31,
	2020	2021

	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	2,525	8
Allowance for doubtful accounts and credit losses	—	1,175

Subtotal	2.525	1,183

Less: valuation allowance	—	(1,183)

Total deferred tax assets, net	2,525	—

Deferred tax liabilities:
Intangible assets acquired in a business combination	(1,472)	—

Total deferred tax liabilities	(1,472)	—

Net deferred tax assets	1,053	—